Cost of Revenue (Excluding Impairment Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Revenue Disclosure Abstract
Schedule of cost of revenue (excluding impairment loss)
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Lease expenses	345,208	260,866	167,369
Employee compensation and benefits	68,890	107,739	70,746
Depreciation and amortization	76,209	68,755	49,001
Advertising costs	278,679	424,230	267,901
Other operating costs	199,083	272,470	179,950
Total	968,069	1,134,060	734,967